Digital Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Digital Assets
Digital Assets

NOTE 2 – Digital Assets

The following represents the change in digital assets:

	September 30, 2022	December 31, 2021
Cryptocurrencies
Beginning balance	$6,107	$-
Purchase (sale) of cryptocurrencies	(6,107)	10,000
Impairment	-	(3,893)
Ending balance	$-	$6,107

The Company did not record fair value gains (losses) associated with its digital assets. Cryptocurrencies were classified as intangible assets, and the Company continuously tested these assets for impairment.

NOTE 3 – Digital Assets

The following represents the change in digital assets:

	December 31, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase	10,000	-
Realized gain / (loss)	-	-
Impairment	(3,893)	-
Ending balance	$6,107	$-

The Company does not record fair value gains (losses) associated with its digital assets. Cryptocurrencies are classified as intangible assets, and the Company tests these assets for impairment on an annual basis.